GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	$ 421	$ 447	$ 888	$ 923
EBITDA	63	32	138	73
Depreciation and amortization	32	34	67	69
Additions to property, plant and equipment	13	29	37	59
Property, plant and equipment	1,367		1,367		$ 1,427
Operating segments | North America
Disclosure of operating segments [line items]
Sales	330	317	676	647
EBITDA	65	15	133	38
Depreciation and amortization	26	28	55	56
Additions to property, plant and equipment	10	19	23	44
Property, plant and equipment	1,099		1,099		1,147
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	91	130	212	276
EBITDA	2	21	12	42
Depreciation and amortization	6	6	12	13
Additions to property, plant and equipment	3	10	14	15
Property, plant and equipment	268		268		280
Unallocated
Disclosure of operating segments [line items]
Sales	0	0	0	0
EBITDA	(4)	(4)	(7)	(7)
Depreciation and amortization	0	0	0	0
Additions to property, plant and equipment	0	$ 0	0	$ 0
Property, plant and equipment	$ 0		$ 0		$ 0